S000060155 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	83 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.44%
Performance Inception Date			Feb. 15, 2018
HFRX Global Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.27%	2.81%	2.05%
Performance Inception Date			Feb. 15, 2018
Alternative Strategies Fund
Prospectus [Line Items]
Average Annual Return, Percent	6.59%	3.95%	3.39%
Performance Inception Date			Feb. 15, 2018
Alternative Strategies Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.55%	2.88%	2.40%
Performance Inception Date			Feb. 15, 2018
Alternative Strategies Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.90%	3.01%	2.21%
Performance Inception Date			Feb. 15, 2018